Contracts Under Commitment (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2017	Feb. 24, 2017	Aug. 31, 2016
Common Stock, Shares Issued	23,977,264	1,632,264	22,170,000
Brad Kersch [Member]
Office rent per month	$ 2,000
Description of contract term	The Consultant agrees to accept either cash or shares as settlement for each months' pay.
Defer rent in lieu of shares, per share	$ 0.10
Deferred charge	20.00%
Consulting Agreement fee	$ 400	$ 86,400
Common Stock, Shares Issued	4,000	864,000
Shares Issued, Price Per Share	$ 0.10	$ 0.10
Digital Pilot Inc [Member]
Consulting Agreement fee		$ 76,800
Common Stock, Shares Issued		768,000
Shares Issued, Price Per Share		$ 0.10
S. Ridgley Los Angeles [Member]
Office rent per month	$ 2,000
Description of contract term	This twelve-month term automatically renews if no written notice of termination is given 30 days prior to the end on each term.
Defer rent in lieu of shares, per share	$ 0.10
Deferred charge	20.00%
Consulting Agreement fee	$ 400
Common Stock, Shares Issued	4,000
Shares Issued, Price Per Share	$ 0.10